UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05019

Exact name of registrant as specified in charter:	Nicholas-Applegate Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2007

Date of reporting period:	3/31/2007

Item 1.	Schedule of Investments

Nicholas-Applegate Growth Equity Fund

Schedule of Investments

as of March 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.4%

COMMON STOCKS

BASIC MATERIALS 5.1%

Chemicals 1.1%
22,000	Ashland, Inc.	$1,443,200

Forest Products & Paper 1.2%
44,200	International Paper Co.	1,608,880

Metals & Mining 2.8%
36,200	Freeport-McMoRan Copper & Gold, Inc.	2,396,078
18,300	Nucor Corp.	1,191,879

		3,587,957

COMMERCIAL/INDUSTRIAL SERVICES 3.4%

Construction 1.0%
48,000	Masco Corp.	1,315,200

Other Commercial/Industrial Services 2.4%
9,100	Parker Hannifin Corp.	785,421
65,900	Rollins, Inc.	1,516,359
68,900	Service Corp. International	817,154

		3,118,934

COMMUNICATIONS 8.7%

Internet 4.3%
26,300	Digital River, Inc. (a)	1,453,075
92,000	Liberty Media Corp. - Interactive (Class A Stock) (a)	2,191,440
37,700	NutriSystem, Inc. (a)	1,975,857

		5,620,372

Media 2.6%
58,900	CBS Corp. (Class B Stock)	1,801,751
27,000	Gannett Co., Inc.	1,519,830

		3,321,581

Telecommunications 1.8%
394,100	Level 3 Communications, Inc. (a)	2,404,010

CONSUMER CYCLICAL 14.4%

Airlines 3.0%
60,500	AMR Corp. (a)	1,842,225
55,600	Continental Airlines, Inc. (Class B Stock) (a)	2,023,284

		3,865,509

Apparel 1.1%
23,300	Phillips-Van Heusen Corp.	1,370,040

Auto Parts and Equipment 0.8%
35,200	Goodyear Tire & Rubber Co. (The) (a)	1,097,888

Shares	Description	Value
COMMON STOCKS (Continued)

Consumer Cyclical (cont’d)

Distribution/Wholesale 1.4%
37,500	Genuine Parts Co.	$1,837,500

Leisure Equipment & Products 1.7%
80,200	Mattel, Inc.	2,211,114

Lodging 1.3%
18,300	Wynn Resorts, Ltd.	1,735,938

Retail & Merchandising 3.6%
51,400	Family Dollar Stores, Inc.	1,522,468
63,000	GameStop Corp. (Class A Stock) (a)	2,051,910
12,900	J.C. Penney Co., Inc.	1,059,864

		4,634,242

Specialty Retail 1.5%
22,300	CBRL Group, Inc.	1,032,490
27,500	Office Depot, Inc. (a)	966,350

		1,998,840

CONSUMER DISCRETIONARY 1.9%

Restaurants 0.5%
21,050	Brinker International, Inc.	688,335

Tools 1.4%
21,600	Black & Decker Corp.	1,762,992

CONSUMER NON-CYCLICAL 15.7%

Beverages 1.7%
22,700	Molson Coors Brewing Co. (Class B Stock)	2,147,874

Commercial Services & Supplies 1.7%
17,200	Corrections Corp. of America (a)	908,332
34,700	Equifax, Inc.	1,264,815

		2,173,147

Consumer Products & Services 1.0%
28,000	Estee Lauder Cos., Inc. (Class A Stock)	1,367,800

Food Products 4.1%
60,300	ConAgra Foods, Inc.	1,502,073
41,300	H.J. Heinz Co.	1,946,056
114,600	Sara Lee Corp.	1,939,032

		5,387,161

Healthcare Services 3.1%
24,800	DaVita, Inc. (a)	1,322,336
31,900	Quest Diagnostics, Inc.	1,590,853
19,400	Universal Health Services, Inc. (Class B Stock)	1,110,844

		4,024,033

Shares	Description	Value
COMMON STOCKS (Continued)

Consumer Non-Cyclical (cont’d)

Medical Supplies & Equipment 0.6%
8,900	Zimmer Holdings, Inc. (a)	$760,149

Pharmaceuticals 3.5%
49,700	Forest Laboratories, Inc. (a)	2,556,568
37,800	NBTY, Inc. (a)	2,004,912

		4,561,480

CONSUMER NON-DURABLES 4.0%

Drugs & Healthcare 2.2%
16,700	Coventry Health Care, Inc. (a)	936,035
34,700	Humana, Inc. (a)	2,013,294

		2,949,329

Retail/Wholesale Specialty Chain 1.8%
43,500	Nordstrom, Inc.	2,302,890

ENERGY 8.9%

Oil & Gas Equipment & Services 2.4%
43,500	Grant Prideco, Inc. (a)	2,168,040
32,500	Pride International, Inc. (a)	978,250

		3,146,290

Oil & Gas Production/Pipeline 1.7%
40,500	ENSCO International, Inc.	2,203,200

Oil & Gas Services 2.3%
58,300	BJ Services Co.	1,626,570
17,200	National - Oilwell Varco, Inc. (a)	1,337,988

		2,964,558

Oil, Gas & Consumable Fuels 2.0%
17,200	Helix Energy Solutions Group, Inc. (a)	641,388
32,500	Tidewater, Inc.	1,903,850

		2,545,238

Pipelines 0.5%
46,500	El Paso Corp.	672,855

FINANCIAL SERVICES 11.9%

Diversified Financial Services 2.9%
38,150	First Marblehead Corp. (The)	1,712,554
16,400	Franklin Resources, Inc.	1,981,612

		3,694,166

Financial - Bank & Trust 1.1%
42,800	Synovus Financial Corp.	1,384,152

Financial/Business Services 1.6%
23,300	Dun & Bradstreet Corp. (The)	2,124,960

Shares	Description	Value
COMMON STOCKS (Continued)

Financial Services (cont’d)

Healthcare Providers & Services 1.4%
12,800	CIGNA Corp.	$1,826,048

Insurance 3.6%
29,200	Assurant, Inc.	1,565,996
32,200	CNA Financial Corp. (a)	1,387,498
52,475	W.R. Berkley Corp.	1,737,972

		4,691,466

Real Estate Management & Development 1.3%
51,000	CB Richard Ellis Group, Inc. (Class A Stock) (a)	1,743,180

INDUSTRIALS 8.3%

Aerospace & Defense 1.1%
44,400	Spirit Aerosystems Holdings, Inc. (Class A Stock) (a)	1,414,140

Diversified Manufacturing 2.6%
39,600	Dover Corp.	1,932,876
21,500	Teleflex, Inc.	1,463,505

		3,396,381

Electronics 3.5%
36,800	Avnet, Inc. (a)	1,329,952
41,500	Dolby Laboratories, Inc. (Class A Stock)(a)	1,432,165
19,700	Mettler-Toledo International, Inc. (a)	1,764,529

		4,526,646

Machinery - Construction & Mining 1.1%
19,900	Terex Corp. (a)	1,428,024

TECHNOLOGY 13.2%

Computer Hardware 1.3%
178,000	Brocade Communications Systems, Inc. (a)	1,694,560

Computer Services & Software 1.6%
56,700	Network Appliance, Inc. (a)	2,070,684

Computers 2.3%
31,600	Diebold, Inc.	1,507,636
19,600	DST Systems, Inc. (a)	1,473,920

		2,981,556

Electronic Components 3.3%
18,400	L-3 Communications Holdings, Inc.	1,609,448
41,100	PerkinElmer, Inc.	995,442
33,400	Thomas & Betts Corp. (a)	1,630,588

		4,235,478

Semiconductors 3.4%
59,100	Intergrated Device Technology, Inc. (a)	911,322

Shares	Description	Value
COMMON STOCKS (Continued)

Technology (cont’d)
24,100	Intersil Corp. (Class A Stock)	$638,409
15,500	Lam Research Corp. (a)	733,770
36,100	MEMC Electronic Materials, Inc. (a)	2,186,938

		4,470,439

Software 1.3%
143,800	BEA Systems, Inc. (a)	1,666,642

UTILITIES 2.9%

Electric 2.9%
187,900	Dynegy, Inc. (Class A Stock) (a)	1,739,954
50,800	Mirant Corp. (a)	2,055,368

		3,795,322

	TOTAL INVESTMENTS—98.4% (cost $107,474,909; (b))	127,972,380
	Other assets in excess of liabilities —1.6%	2,020,730

	NET ASSETS —100%	$129,993,110

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Portfolio’s investments was $107,487,227 ; accordingly, net unrealized appreciation on investments for federal income tax purposes was $20,485,153 (gross unrealized appreciation—$21,359,392 ; gross unrealized depreciation - $874,239). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Fund’s Subadvisor in consultation with the manager to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of March 31, 2007 there were no securities valued in accordance with such procedures.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nicholas-Applegate Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. Gunia
Robert F. Gunia
President of the Fund

Date	May 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	May 23, 2007

*	Print the name and title of each signing officer under his or her signature.